EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capitalized Costs on Projects

The following is a summary of the capitalized costs on the projects described above.

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932
Additions	—	—	1,885,297	1,885,297

Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229

Deferred exploration costs:
Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623
Additions:	—	—
Drilling	16,761,145	—	1,103,960	17,865,105
General exploration	2,885,003	(23,200)	142,069	3,003,872
Geological and geophysical	7,650,358	1,611,436	256,224	9,518,018
Labour and wages	5,008,846	—	693,611	5,702,457
Share-based payments (Note 9)	2,883,711	—	235,852	3,119,563
Travel	531,903	—	89,824	621,727

	35,720,966	1,588,236	2,521,540	39,830,742

Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365

Total costs, December 31, 2018	148,894,002	7,988,140	37,246,452	194,128,594

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2016	230,807	1,124,277	21,438,306	22,793,390
Additions	4,270	333,330	3,298,942	3,636,542

Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932

Deferred exploration costs:
Balance, December 31, 2016	77,007,303	4,318,909	5,327,318	86,653,530
Additions:
Drilling	20,592,799	3,297	1,168,096	21,764,192
General exploration	2,163,554	25,885	110,603	2,300,042
Geological and geophysical	5,206,266	681,955	521,632	6,409,853
Labour and wages	4,391,456	—	510,398	4,901,854
Share-based payments (Note 9)	2,952,316	—	357,475	3,309,791
Travel	624,265	—	106,845	731,110

	35,930,656	711,137	2,775,049	39,416,842

Impairment	—	(87,749)	—	(87,749)

Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623

Total costs, December 31, 2017	113,173,036	6,399,904	32,839,615	152,412,555